UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number           811-22216

                GAMCO Natural Resources, Gold & Income Trust

(Exact name of registrant as specified in charter)

One Corporate Center

                         Rye, New York 10580-1422

(Address of principal executive offices) (Zip code)

Bruce N. Alpert

Gabelli Funds, LLC

One Corporate Center

                                   Rye, New York 10580-1422

(Name and address of agent for service)

Registrant’s telephone number, including area code:  1-800-422-3554

Date of fiscal year end: December 31

Date of reporting period: March 31, 2017

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

GAMCO Natural Resources, Gold & Income Trust

First Quarter Report — March 31, 2017

(Y)our Portfolio Management Team

To Our Shareholders,

For the quarter ended March 31, 2017, the net asset value (“NAV”) total return of the GAMCO Natural Resources, Gold & Income Trust (the “Fund”) was 3.5%, compared with total returns of 4.0% and 6.2% for the Chicago Board Options Exchange (“CBOE”) Standard & Poor’s (“S&P”) 500 Buy/Write Index and the Philadelphia Gold & Silver (“XAU”) Index, respectively. The total return for the Fund’s publicly traded shares was 6.3%. The Fund’s NAV per share was $7.24, while the price of the publicly traded shares closed at $6.94 on the New York Stock Exchange (“NYSE”). See below for additional performance information.

Enclosed is the schedule of investments as of as of March 31, 2017.

Comparative Results

Average Annual Returns through March 31, 2017 (a) (Unaudited)					Since
	Quarter	1 Year	3 Year	5 Year	Inception (01/27/11)
GAMCO Natural Resources, Gold & Income Trust
NAV Total Return (b)	3.51%	11.92%	(3.63)%	(3.75)%	(4.89)%
Investment Total Return (c)	6.31	17.34	(1.89)	(4.65)	(5.81)
CBOE S&P 500 Buy/Write Index	4.01	12.20	6.52	7.04	7.18
XAU Index	6.23	20.52	(2.79)	(13.75)	(13.06)
Dow Jones U.S. Basic Materials Index	7.56	24.10	4.51	7.21	4.75 (d)
S&P Global Agribusiness Equity Index	1.77	11.73	1.93	5.24	3.43 (d)
(a)

Returns represent past performance and do not guarantee future results. Investment returns and the principal value of an investment will fluctuate. When shares are sold, they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end. Performance returns for periods of less than one year are not annualized. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The CBOE S&P 500 Buy/Write Index is an unmanaged benchmark index designed to reflect the return on a portfolio that consists of a long position in the stocks in the S&P 500 Index and a short position in a S&P 500 (SPX) call option. The XAU Index is an unmanaged indicator of stock market performance of large North American gold and silver companies. The Dow Jones U.S. Basic Materials Index measures the performance of the basic materials sector of the U.S. equity market. The S&P Global Agribusiness Equity Index is designed to provide exposure to twenty-four of the largest publicly traded agribusiness companies, comprised of a mix of Producers, Distributors & Processors, and Equipment & Materials Suppliers companies. Dividends are considered reinvested. You cannot invest directly in an index.

(b)

Total returns and average annual returns reflect changes in the NAV per share and reinvestment of distributions at NAV on the ex-dividend date and are net of expenses. Since inception return is based on an initial NAV of $19.06.

(c)	Total returns and average returns reflect changes in closing market values on the NYSE and reinvestment of distributions. Since inception return is based on an initial offering price of $20.00.
(d)	From January 31, 2011, the date closest to the Fund’s inception for which data is available.

GAMCO Natural Resources, Gold & Income Trust

Schedule of Investments — March 31, 2017 (Unaudited)

Shares		Market Value
	COMMON STOCKS — 93.7%
	Agriculture — 9.2%
79,600	Archer Daniels Midland Co.(a)	$3,664,784
25,000	Bunge Ltd.(a)	1,981,500
38,500	Monsanto Co.(a)	4,358,200
51,000	Syngenta AG, ADR(a)	4,513,500

		14,517,984

	Energy and Energy Services — 27.8%
18,500	Anadarko Petroleum Corp.(a)	1,147,000
19,500	Apache Corp.(a)	1,002,105
16,500	Baker Hughes Inc.(a)	987,030
44,300	BP plc, ADR(a)	1,529,236
30,000	Cabot Oil & Gas Corp.	717,300
18,000	Cheniere Energy Inc.†	850,860
20,300	Chevron Corp.(a)	2,179,611
1,600	Cimarex Energy Co.	191,184
6,000	Concho Resources Inc.†(a)	770,040
17,000	ConocoPhillips	847,790
16,500	Devon Energy Corp.(a)	688,380
10,500	Diamondback Energy Inc.†(a)	1,089,008
23,616	Enbridge Inc.	988,093
61,500	Eni SpA	1,007,089
19,500	EOG Resources Inc.(a)	1,902,225
4,000	EQT Corp.	244,400
60,000	Exxon Mobil Corp.(a)	4,920,600
32,500	Halliburton Co.(a)	1,599,325
6,000	Helmerich & Payne Inc.	399,420
7,000	Hess Corp.	337,470
53,500	Kinder Morgan Inc.	1,163,090
25,500	Marathon Oil Corp.	402,900
10,100	Marathon Petroleum Corp.(a)	510,454
5,200	Newfield Exploration Co.†	191,932
17,000	Noble Energy Inc.	583,780
10,000	Occidental Petroleum Corp.	633,600
5,000	ONEOK Inc.	277,200
7,500	Patterson-UTI Energy Inc.	182,025
15,000	Phillips 66	1,188,300
11,000	Pioneer Natural Resources Co.(a)	2,048,530
10,000	Range Resources Corp.	291,000
120,000	Royal Dutch Shell plc, Cl. A	3,151,287
41,870	Schlumberger Ltd.(a)	3,270,047
21,000	Suncor Energy Inc.(a)	645,750
10,000	Sunoco LP	241,700
16,000	TechnipFMC plc†	520,000
9,000	Tesoro Corp.	729,540
51,000	The Williams Companies Inc.	1,509,090
35,000	Total SA, ADR(a)	1,764,700
18,000	Valero Energy Corp.	1,193,220

		43,896,311

	Exchange Traded Funds — 0.8%
121,000	United States Oil Fund LP†(a)	1,287,440

Shares		Market Value
	Food and Beverage — 1.8%
15,000	Pilgrim’s Pride Corp.	$337,575
42,000	Tyson Foods Inc., Cl. A(a)	2,591,820

		2,929,395

	Health Care — 2.1%
62,300	Zoetis Inc.(a)	3,324,951

	Machinery — 5.5%
7,000	AGCO Corp	421,260
148,000	CNH Industrial NV, New York	1,426,720
42,000	Deere & Co.(a)	4,572,120
150,000	Kubota Corp	2,251,415

		8,671,515

	Metals and Mining — 40.8%
195,000	Acacia Mining plc	1,098,196
102,000	Agnico Eagle Mines Ltd.(a)	4,328,880
295,000	Alacer Gold Corp.†	596,721
323,418	Alamos Gold Inc., Cl. A(a)	2,597,047
80,000	AngloGold Ashanti Ltd., ADR(a)	861,600
150,000	Antofagasta plc	1,568,314
100,000	Asanko Gold Inc.†	262,436
636,286	AuRico Metals Inc.†	559,803
445,000	B2Gold Corp.†	1,259,350
124,000	Barrick Gold Corp.(a)	2,354,760
475,000	Belo Sun Mining Corp.†	303,605
500,000	Centamin plc	1,081,877
80,200	Centerra Gold Inc.	461,353
355,000	Continental Gold Inc.†	1,070,459
166,000	Detour Gold Corp.†	1,902,350
370,000	Eldorado Gold Corp.(a)	1,261,700
60,000	Franco-Nevada Corp.(a)	3,930,600
208,900	Fresnillo plc	4,072,523
300,000	Gold Fields Ltd., ADR	1,059,000
123,000	Goldcorp Inc.(a)	1,794,570
692,500	Hochschild Mining plc	2,411,148
585,000	Integra Gold Corp.†	400,308
173,000	Klondex Mines Ltd.†	675,166
10,000	Labrador Iron Ore Royalty Corp	140,166
78,000	MAG Silver Corp.†	1,021,153
200,000	Newcrest Mining Ltd	3,462,000
79,000	Newmont Mining Corp.(a)	2,603,840
97,100	Northern Dynasty Minerals Ltd.†	136,539
200,000	Northern Star Resources Ltd.	620,368
369,950	OceanaGold Corp.	1,096,066
60,000	Osisko Gold Royalties Ltd.	666,842
25,000	Osisko Mining Inc(b)	86,617
600,000	Perseus Mining Ltd.†	142,104
9,000	Pretium Resources Inc., New York†	96,390
40,000	Pretium Resources Inc., Toronto†	428,921
69,000	Randgold Resources Ltd., ADR(a)	6,022,320
40,000	Richmont Mines Inc.†	283,641
51,000	Rio Tinto plc, ADR(a)	2,074,680

See accompanying notes to schedule of investments.

GAMCO Natural Resources, Gold & Income Trust

Schedule of Investments (Continued) — March 31, 2017 (Unaudited)

Shares		Market Value
	COMMON STOCKS (Continued)
	Metals and Mining (Continued)
47,000	Royal Gold Inc.(a)	$3,292,350
886,400	Saracen Mineral Holdings Ltd.†	667,052
70,000	SEMAFO Inc.†	211,076
68,400	Silver Wheaton Corp.(a)	1,425,456
250,200	Tahoe Resources Inc.(a)	2,009,106
106,000	Torex Gold Resources Inc.†	2,089,950

		64,488,403

	Retail — 0.8%
18,500	Tractor Supply Co.	1,275,945

	Specialty Chemicals — 4.9%
17,000	Agrium Inc.(a)	1,624,350
30,000	CF Industries Holdings Inc.	880,500
18,000	FMC Corp.(a)	1,252,620
135,800	Potash Corp. of Saskatchewan Inc.(a)	2,319,464
56,900	The Mosaic Co.(a)	1,660,342

		7,737,276

	TOTAL COMMON STOCKS	148,129,220

	CONVERTIBLE PREFERRED STOCKS — 0.5%
	Energy and Energy Services — 0.5%
15,700	Kinder Morgan Inc., 9.750%, Series A	783,116

	WARRANTS — 0.0%
	Metals and Mining — 0.0%
25,000	Osisko Mining Inc, expire 08/28/18†(b)(c)	16,631

Principal Amount
	CONVERTIBLE CORPORATE BONDS — 0.2%
	Energy and Energy Services — 0.2%
$350,000	Chesapeake Energy Corp. 5.500%, 09/15/26(b)	364,219

	U.S. GOVERNMENT OBLIGATIONS — 5.6%
8,846,000	U.S. Treasury Bills,
	0.491% to 0.716%††,
	05/25/17 to 06/15/17(d)	8,835,740

	TOTAL INVESTMENTS — 100.0%
	(Cost $181,268,920)	$158,128,926

	Aggregate tax cost	$196,899,766

	Gross unrealized appreciation	$2,342,511
	Gross unrealized depreciation	(41,113,351)

	Net unrealized appreciation/depreciation	$(38,770,840)

Number of Contracts		Expiration Date/ Exercise Price		Market Value
	OPTIONS CONTRACTS WRITTEN (e) — (4.4)%
	Call Options Written — (4.4)%
35	Agco Corp.	Apr.	17/60	$4,113
35	Agco Corp.	May	17/60	7,788
360	Agnico Eagle Mines Ltd.	Apr.	17/42	51,840
85	Agnico Eagle Mines Ltd.	May	17/44	13,260
400	Agnico Eagle Mines Ltd.	May	17/45	58,000
175	Agnico Eagle Mines Ltd.	Jun.	17/42	53,109
60	Agrium Inc.	Apr.	17/100	3,480
60	Agrium Inc.	May	17/100	9,442
50	Agrium Inc.	Jul.	17/100	14,125
875	Alacer Gold Corp.(f)	Apr.	17/2.50	16,449
1,500	Alacer Gold Corp.(f)	May	17/2.50	33,838
1,000	Alamos Gold Inc.	May	17/8.25	59,990
1,000	Alamos Gold Inc.	Jun.	17/7.50	122,500
1,000	Alamos Gold Inc.	Jul.	17/7.50	134,580
35	Anadarko Petroleum Corp.	Apr.	17/70	88
60	Anadarko Petroleum Corp.	May	17/67.50	3,780
90	Anadarko Petroleum Corp.	Jun.	17/62.50	27,540
235	AngloGold Ashanti Ltd.	Apr.	17/12	1,880
275	AngloGold Ashanti Ltd.	May	17/11	23,543
290	AngloGold Ashanti Ltd.	Jun.	17/10	37,335
50	Antofagasta plc(g)	Apr.	17/720	76,328
50	Antofagasta plc(g)	May	17/820	30,170
50	Antofagasta plc(g)	Jun.	17/800	43,100
60	Apache Corp.	Apr.	17/55	1,080
55	Apache Corp.	May	17/55	5,349
80	Apache Corp.	Jun.	17/52.50	19,782
278	Archer-Daniels-Midland Co.	Apr.	17/44	63,331
240	Archer-Daniels-Midland Co.	May	17/44	61,814
278	Archer-Daniels-Midland Co.	Jun.	17/45	61,855
500	Asanko Gold Inc.(f)	Apr.	17/5	940
1,000	B2Gold Corp.	Apr.	17/2.50	35,000
1,000	B2Gold Corp.	May	17/3	14,320
850	B2Gold Corp.	May	17/3.50	3,536
1,600	B2Gold Corp.	Jun.	17/2.75	48,576
60	Baker Hughes Inc.	Apr.	17/62.50	1,800
55	Baker Hughes Inc.	May	17/60	12,931
50	Baker Hughes Inc.	Jun.	17/60	10,775
200	Barrick Gold Corp.	Apr.	17/15	83,200
200	Barrick Gold Corp.	Apr.	17/16	63,000
400	Barrick Gold Corp.	May	17/17	94,000
55	Barrick Gold Corp.	Jun.	17/17	14,300
385	Barrick Gold Corp.	Jun.	17/18	70,840
133	BP plc, ADR	Apr.	17/37	133
145	BP plc, ADR	May	17/34	12,902
165	BP plc, ADR	Jun.	17/34	19,470
100	Bunge Ltd.	Apr.	17/67.50	120,500
75	Bunge Ltd.	May	17/75	43,878
75	Bunge Ltd.	Jul.	17/82.50	19,875
100	Cabot Oil & Gas Corp.	Apr.	17/23	11,500
100	Cabot Oil & Gas Corp.	May	17/23	11,733

See accompanying notes to schedule of investments.

GAMCO Natural Resources, Gold & Income Trust

Schedule of Investments (Continued) — March 31, 2017 (Unaudited)

Number of Contracts		Expiration Date/ Exercise Price		Market Value
	OPTIONS CONTRACTS WRITTEN (e) (Continued)
	Call Options Written (Continued)
100	Cabot Oil & Gas Corp.	Jun.	17/22	$22,036
750	Centerra Gold Inc.(f)	Apr.	17/7	43,708
100	CF Industries Holdings Inc.	Apr.	17/35	384
100	CF Industries Holdings Inc.	May	17/35	2,900
100	CF Industries Holdings Inc.	Jun.	17/32.50	9,910
60	Cheniere Energy Inc.	Apr.	17/42.50	25,200
60	Cheniere Energy Inc.	Jun.	17/45	24,000
78	Chevron Corp.	Apr.	17/115	312
75	Chevron Corp.	May	17/110	9,010
50	Chevron Corp.	Jun.	17/110	8,700
8	Cimarex Energy Co.	Apr.	17/130	160
8	Cimarex Energy Co.	Jun.	17/125	3,120
500	CNH Industrial NV	Apr.	17/9	38,405
480	CNH Industrial NV	May	17/9	37,032
500	CNH Industrial NV	Jun.	17/10	15,000
15	Concho Resources Inc.	Apr.	17/135	1,125
15	Concho Resources Inc.	May	17/140	4,537
30	Concho Resources Inc.	Jun.	17/130	19,200
50	ConocoPhillips	Apr.	17/50	4,950
50	ConocoPhillips	May	17/49	11,400
70	ConocoPhillips	Jun.	17/46	32,624
140	Deere & Co.	Apr.	17/100	129,906
140	Deere & Co.	May	17/105	91,700
140	Deere & Co.	Jun.	17/110	56,700
375	Detour Gold Corp.(f)	Apr.	17/19	1,410
200	Detour Gold Corp.(f)	Apr.	17/20	376
375	Detour Gold Corp.(f)	May	17/16	20,867
375	Detour Gold Corp.(f)	May	17/20	2,679
335	Detour Gold Corp.(f)	Jun.	17/14	52,019
200	Detour Gold Corp.(f)	Jul.	17/19	8,422
50	Devon Energy Corp.	Apr.	17/45	700
55	Devon Energy Corp.	May	17/45	3,814
60	Devon Energy Corp.	Jun.	17/45	6,667
40	Diamondback Energy Inc.	Apr.	17/100	20,000
65	Diamondback Energy Inc.	Jun.	17/105	34,450
2,350	Eldorado Gold Corp.	Apr.	17/3.50	25,850
500	Eldorado Gold Corp.	May	17/3.50	5,165
500	Eldorado Gold Corp.	May	17/4	1,575
350	Eldorado Gold Corp.	Jun.	17/3	21,049
100	Enbridge Inc.	Apr.	17/43	2,450
80	Enbridge Inc.	May	17/42	5,723
60	Enbridge Inc.	Jul.	17/41	10,667
140	Energy Select Sector SPDR Fund	May	17/66.50	56,000
40	Eni SpA(h)	Apr.	17/15	9,588
43	Eni SpA(h)	May	17/14	25,622
40	Eni SpA(h)	Jun.	17/15	12,780
65	EOG Resources Inc.	Apr.	17/105	1,170
60	EOG Resources Inc.	May	17/100	14,926
70	EOG Resources Inc.	Jun.	17/97.50	32,611

Number of Contracts		Expiration Date/ Exercise Price		Market Value
20	EQT Corp.	May	17/65	$1,504
20	EQT Corp.	Jun.	17/55	14,800
200	Exxon Mobil Corp.	Apr.	17/87.50	600
200	Exxon Mobil Corp.	May	17/82.50	41,650
130	Exxon Mobil Corp.	Jun.	17/80	43,550
70	Exxon Mobil Corp.	Jun.	17/82.50	13,160
60	FMC Corp.	Apr.	17/57.50	73,800
60	FMC Corp.	May	17/57.50	29,751
60	FMC Corp.	Jul.	17/60	63,000
200	Franco-Nevada Corp.	Apr.	17/65	39,000
75	Franco-Nevada Corp.	May	17/60	46,143
125	Franco-Nevada Corp.	May	17/65	39,136
200	Franco-Nevada Corp.	Jun.	17/61.50	114,194
1,000	Gold Fields Ltd., ADR	Apr.	17/3	54,000
1,550	Gold Fields Ltd., ADR	May	17/3.50	42,672
1,000	Gold Fields Ltd., ADR	Jun.	17/3.50	33,350
430	Goldcorp Inc.	Apr.	17/14	36,980
400	Goldcorp Inc.	May	17/15	43,968
400	Goldcorp Inc.	Jun.	17/14	52,976
110	Halliburton Co.	Apr.	17/55	550
100	Halliburton Co.	May	17/55	2,900
50	Halliburton Co.	Jun.	17/47.50	9,659
60	Halliburton Co.	Jun.	17/50	4,769
5	Helmerich & Payne Inc.	Apr.	17/70	300
15	Helmerich & Payne Inc.	Apr.	17/75	76
20	Helmerich & Payne Inc.	May	17/70	2,564
20	Helmerich & Payne Inc.	Jun.	17/70	4,000
3	Hess Corp.	Apr.	17/52.50	60
20	Hess Corp.	Apr.	17/55	120
23	Hess Corp.	May	17/52.50	1,656
24	Hess Corp.	Jun.	17/50	5,349
180	Kinder Morgan Inc.	Apr.	17/22	3,440
175	Kinder Morgan Inc.	May	17/22	7,231
180	Kinder Morgan Inc.	Jun.	17/22	13,500
675	Klondex Mines Ltd.(f)	Apr.	17/7	1,269
280	Klondex Mines Ltd.(f)	May	17/6	4,211
280	Klondex Mines Ltd.(f)	May	17/7	1,579
500	Klondex Mines Ltd.(f)	Jun.	17/7	4,136
500	Kubota Corp.(i)	May	17/1700	26,529
500	Kubota Corp.(i)	Jun.	17/1700	35,065
500	Kubota Corp.(i)	Jul.	17/1700	41,860
300	MAG Silver Corp.(f)	Apr.	17/20	3,948
300	MAG Silver Corp.(f)	May	17/20	10,713
180	MAG Silver Corp.(f)	Jun.	17/18	18,273
85	Marathon Oil Corp.	Apr.	17/18	255
85	Marathon Oil Corp.	May	17/16	7,634
85	Marathon Oil Corp.	Jun.	17/16	8,772
50	Marathon Petroleum Corp.	Apr.	17/45	28,750
50	Marathon Petroleum Corp.	Jun.	17/50	14,500
125	Monsanto Co.	Apr.	17/110	46,250
135	Monsanto Co.	May	17/110	73,393
125	Monsanto Co.	Jun.	17/115	23,351

See accompanying notes to schedule of investments.

GAMCO Natural Resources, Gold & Income Trust

Schedule of Investments (Continued) — March 31, 2017 (Unaudited)

Number of Contracts		Expiration Date/ Exercise Price		Market Value
	OPTIONS CONTRACTS WRITTEN (e) (Continued)
	Call Options Written (Continued)
500	Newcrest Mining Ltd.(j)	Apr.	17/22	$34,609
500	Newcrest Mining Ltd.(j)	May	17/23	31,144
500	Newcrest Mining Ltd.(j)	Jun.	17/23	47,945
500	Newcrest Mining Ltd.(j)	Jul.	17/21	95,500
16	Newfield Exploration Co.	Apr.	17/41	160
20	Newfield Exploration Co.	May	17/43	260
16	Newfield Exploration Co.	Jun.	17/36	4,680
260	Newmont Mining Corp.	Apr.	17/33	23,400
260	Newmont Mining Corp.	May	17/35	24,440
270	Newmont Mining Corp.	Jun.	17/30	110,970
50	Noble Energy Inc.	Apr.	17/40	250
60	Noble Energy Inc.	May	17/38	1,503
60	Noble Energy Inc.	Jun.	17/36	6,628
50	Noble Energy Inc.	Jul.	17/21	9,786
1,000	Northern Star Resources Ltd(j)	Jun.	17/4	21,827
1,000	Northern Star Resources Ltd(j)	Jul.	17/4	26,793
35	Occidental Petroleum Corp.	Apr.	17/65	1,330
30	Occidental Petroleum Corp.	May	17/70	450
35	Occidental Petroleum Corp.	Jun.	17/65	5,845
1,000	OceanaGold Corp.(f)	Apr.	17/4	18,799
1,700	OceanaGold Corp.(f)	May	17/4	44,742
1,000	OceanaGold Corp.(f)	Jun.	17/3.50	54,517
25	ONEOK Inc.	Apr.	17/59	231
25	ONEOK Inc.	May	17/54	6,624
250	Osisko Gold Royalties Ltd.(f).	Apr.	17/15	6,580
220	Osisko Gold Royalties Ltd.(f).	May	17/16	4,549
130	Osisko Gold Royalties Ltd.(f).	Jun.	17/14	12,953
75	Patterson-UTI Energy Inc.	Apr.	17/25	3,750
50	Phillips 66	Apr.	17/82.50	895
50	Phillips 66	May	17/80	8,300
50	Phillips 66	Jun.	17/80	11,000
75	Pilgrim’s Pride Corp.	Apr.	17/22	6,750
75	Pilgrim’s Pride Corp.	Jun.	17/19	25,688
40	Pioneer Natural Resources Co.	Apr.	17/180	31,680
30	Pioneer Natural Resources Co.	May	17/195	14,068
40	Pioneer Natural Resources Co.	Jun.	17/190	31,120
450	Potash Corp of Saskatchewan Inc.	Apr.	17/18	5,162
454	Potash Corp of Saskatchewan Inc.	May	17/19	5,852
454	Potash Corp Of Saskatchewan Inc.	Jun.	17/18	21,338
140	Pretium Resources Inc.	Apr.	17/12	2,100
200	Pretium Resources Inc.	Jun.	17/8	58,000
150	Pretium Resources Inc.	Jun.	17/10	23,250

Number of Contracts		Expiration Date/ Exercise Price		Market Value
230	Randgold Resources Ltd., ADR	Apr.	17/85	$85,100
60	Randgold Resources Ltd., ADR	May	17/82.50	41,700
170	Randgold Resources Ltd., ADR	May	17/87.50	98,607
230	Randgold Resources Ltd., ADR	Jun.	17/82.50	177,100
50	Range Resources Corp.	Apr.	17/29	4,750
50	Range Resources Corp.	Jun.	17/32	4,750
170	Rio Tinto plc, ADR	Apr.	17/45	1,700
170	Rio Tinto plc, ADR	May	17/45	10,635
170	Rio Tinto plc, ADR	Jun.	17/45	17,607
40	Royal Dutch Shell plc(g)	Apr.	17/2200	2,932
40	Royal Dutch Shell plc(g)	May	17/2100	25,233
40	Royal Dutch Shell plc(g)	Jun.	17/2200	14,549
160	Royal Gold Inc.	Apr.	17/67.50	53,920
150	Royal Gold Inc.	May	17/75	12,479
160	Royal Gold Inc.	Jun.	17/67.50	82,381
95	Schlumberger Ltd.	Apr.	17/82.50	1,234
95	Schlumberger Ltd.	Apr.	17/85	240
75	Schlumberger Ltd.	May	17/80	10,200
15	Schlumberger Ltd.	May	17/85	330
120	Schlumberger Ltd.	Jun.	17/77.50	33,120
20	Schlumberger Ltd.	Jun.	17/80	3,640
190	Silver Wheaton Corp.	Apr.	17/20	13,870
119	Silver Wheaton Corp.	May	17/20	18,445
185	Silver Wheaton Corp.	May	17/21	18,685
190	Silver Wheaton Corp.	Jun.	17/18	52,047
75	Suncor Energy Inc.	Apr.	17/31	3,908
65	Suncor Energy Inc.	May	17/32	3,558
70	Suncor Energy Inc.	Jun.	17/31	8,820
732	Tahoe Resources Inc.	Apr.	17/8.50	9,750
700	Tahoe Resources Inc.	May	17/9	16,478
1,070	Tahoe Resources Inc.	Jun.	17/7.50	100,580
700	Tahoe Resources Inc.	Jun.	17/67.50	64,995
40	TechnipFMC plc	Apr.	17/34	800
40	TechnipFMC plc	May	17/31	9,600
40	TechnipFMC plc	May	17/34	4,472
40	TechnipFMC plc	Jun.	17/34	4,505
20	Tesoro Corp.	Apr.	17/87.50	481
30	Tesoro Corp.	May	17/80	11,700
20	Tesoro Corp.	May	17/90	1,260
20	Tesoro Corp.	Jun.	17/85	4,734
190	The Mosaic Co.	Apr.	17/30	8,995
190	The Mosaic Co.	May	17/32	7,877
190	The Mosaic Co.	Jun.	17/30	24,130
120	The Williams Companies Inc.	Apr.	17/27	26,941
260	The Williams Companies Inc.	May	17/29	37,570

See accompanying notes to schedule of investments.

GAMCO Natural Resources, Gold & Income Trust

Schedule of Investments (Continued) — March 31, 2017 (Unaudited)

Number of Contracts		Expiration Date/ Exercise Price		Market Value
	OPTIONS CONTRACTS WRITTEN (e) (Continued)
	Call Options Written (Continued)
130	The Williams Companies Inc.	Jun.	17/29	$21,320
330	Torex Gold Resources Inc.(f).	Apr.	17/25	49,630
330	Torex Gold Resources Inc.(f).	May	17/30	18,611
200	Torex Gold Resources Inc.(f).	Jun.	17/24	54,517
200	Torex Gold Resources Inc.(f).	Jul.	17/22	78,956
125	Total SA, ADR	Apr.	17/50	11,116
100	Total SA, ADR	May	17/50	17,000
125	Total SA, ADR	Jun.	17/50	20,508
55	Tractor Supply Co.	Apr.	17/75	275
55	Tractor Supply Co.	May	17/75	6,069
75	Tractor Supply Co.	Jul.	17/70	22,125
140	Tyson Foods Inc.	Apr.	17/65	2,100
140	Tyson Foods Inc.	May	17/65	23,842
140	Tyson Foods Inc.	Jun.	17/65	22,565
450	United States Commodities Fund LLC	Apr.	17/12	450
357	United States Commodities Fund LLC	May	17/11.50	3,927
403	United States Commodities Fund LLC	Jun.	17/11.50	8,463
60	Valero Energy Corp.	Apr.	17/65	12,281
60	Valero Energy Corp.	May	17/65	17,060
60	Valero Energy Corp.	Jun.	17/70	8,160
600	VanEck Vectors Gold Miners
	ETF	Apr.	17/21	124,800
700	VanEck Vectors Gold Miners
	ETF	Apr.	17/21.50	114,800
50	VanEck Vectors Gold Miners
	ETF	May	17/20	15,550
50	VanEck Vectors Gold Miners
	ETF	May	17/21	11,800
1,000	VanEck Vectors Gold Miners
	ETF	May	17/24	69,000
500	VanEck Vectors Gold Miners
	ETF	Jun.	17/21	129,500
500	VanEck Vectors Gold Miners
	ETF	Jun.	17/22	96,500
500	VanEck Vectors Gold Miners
	ETF	Jun.	17/23	71,000
200	Zoetis Inc.	Apr.	17/52.50	26,000
200	Zoetis Inc.	May	17/52.50	58,178
200	Zoetis Inc.	Jun.	17/55	22,184

	TOTAL CALL OPTIONS WRITTEN
	(Premiums received $9,395,812)			$7,012,356

Aggregate premiums	$(9,395,812)

Gross unrealized appreciation	$3,341,572
Gross unrealized depreciation	(958,116)

Net unrealized appreciation/depreciation	$2,383,456

(a)	Securities, or a portion thereof, with a value of $61,172,560 were deposited with the broker as collateral for securities sold short and options written.
(b)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2017, the market value of Rule 144A securities amounted to $467,467 or 0.30% of total investments.

(c)

At March 31, 2017, the Fund held an investment in a restricted and illiquid security amounting to $16,631 or 0.01% of total investments., which was valued under methods approved by the Board of Trustees as follows:

Acquisition Shares	Issuer	Acquisition Date	Acquisition Cost	03/31/17 Carrying Value Per Share
25,000	Osisko Mining Inc., expire 08/28/18	02/17/17	$11,451	$0.6652
(d)	At March 31, 2017, $3,000,000 of the principal amount was pledged as collateral for options written.
(e)	At March 31, 2017, the Fund had written Over-The-Counter Option Contracts with Pershing LLC, and Morgan Stanley, and Goldman Sachs Group, Inc.
(f)	Exercise price denoted in Canadian dollars.
(g)	Exercise price denoted in British pence.
(h)	Exercise price denoted in Euros.
(i)	Exercise price denoted in Japanese yen.
(j)	Exercise price denoted in Australian dollars.
†	Non-income producing security.
††	Represents annualized yield at date of purchase.

ADR   American Depositary Receipt

See accompanying notes to schedule of investments.

GAMCO Natural Resources, Gold & Income Trust

Schedule of Investments (Continued) — March 31, 2017 (Unaudited)

Geographic Diversification	% of Total Investments	Market Value

Long Positions
North America	70.6%	$111,572,251
Europe	20.4	32,241,589
Latin America	3.3	5,251,547
Asia/Pacific	3.1	4,891,524
Japan	1.4	2,251,415
South Africa	1.2	1,920,600

Total Investments	100.0%	$158,128,926

Short Positions
North America	(4.0)%	$(6,410,781)
Asia/Pacific	(0.2)	(257,820)
Europe	(0.1)	(240,301)
Japan	(0.1)	(103,454)

Total Investments	(4.4)%	$(7,012,356)

See accompanying notes to schedule of investments.

GAMCO Natural Resources, Gold & Income Trust

Notes to Schedule of Investments (Unaudited)

As an investment company, the Fund follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (“GAAP”) that may require the use of management estimates and assumptions in the preparation of its schedule of investments. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its schedule of investments.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Trustees (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the “Adviser”).

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt obligations for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. Such debt obligations are valued through prices provided by a Pricing Service approved by the Board. Certain securities are valued principally using dealer quotations.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 — quoted prices in active markets for identical securities;
●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and
●	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

GAMCO Natural Resources, Gold & Income Trust

Notes to Schedule of Investments (Unaudited) (Continued)

The summary of the Fund’s investments in securities and other financial instruments by inputs used to value the Fund’s investments as of March 31, 2017 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Total Market Value at 3/31/17
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks
Metals and Mining	$60,939,786	$ 3,548,617	$ 64,488,403
Other (a)	83,640,817	—	83,640,817
Total Common Stocks	144,580,603	3,548,617	148,129,220
Convertible Preferred Stocks (a)	783,116	—	783,116
Warrants (a)	—	16,631	16,631
Convertible Corporate Bonds (a)	—	364,219	364,219
U.S. Government Obligations	—	8,835,740	8,835,740
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$145,363,719	$ 12,765,207	$158,128,926
INVESTMENTS IN SECURITIES:
LIABILITIES (Market Value):
EQUITY CONTRACTS:
Call Options Written	$ (2,829,329)	$ (4,183,027)	$ (7,012,356)
TOTAL INVESTMENTS IN SECURITIES – LIABILITIES	$ (2,829,329)	$ (4,183,027)	$ (7,012,356)

(a)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

At March 31, 2017, the Fund held no Level 3 investments.

Additional Information to Evaluate Qualitative Information.

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds are ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common or preferred equities, warrants, options, rights, or fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. When fair valuing a security, factors to consider include recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A significant change in the unobservable inputs could result in a lower or higher value in Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

GAMCO Natural Resources, Gold & Income Trust

Notes to Schedule of Investments (Unaudited) (Continued)

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These include backtesting the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Derivative Financial Instruments. The Fund may engage in various portfolio investment strategies by investing in derivative financial instruments for the purposes of increasing the income of the Fund, hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase, or hedging against a specific transaction with respect to either the currency in which the transaction is denominated or another currency. Investing in certain derivative financial instruments, including participation in the options, futures, or swap markets, entails certain execution, liquidity, hedging, tax, and securities, interest, credit, or currency market risks. Losses may arise if the Adviser’s prediction of movements in the direction of the securities, foreign currency, and interest rate markets is inaccurate. Losses may also arise if the counterparty does not perform its duties under a contract, or, in the event of default, the Fund may be delayed in or prevented from obtaining payments or other contractual remedies owed to it under derivative contracts. The creditworthiness of the counterparties is closely monitored in order to minimize these risks. Participation in derivative transactions involves investment risks, transaction costs, and potential losses to which the Fund would not be subject absent the use of these strategies. The consequences of these risks, transaction costs, and losses may have a negative impact on the Fund’s ability to pay distributions.

Swap Agreements. The Fund may enter into equity contract for difference swap transactions for the purpose of increasing the income of the Fund. The use of swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio security transactions. In an equity contract for difference swap, a set of future cash flows is exchanged between two counterparties. One of these cash flow streams will typically be based on a reference interest rate combined with the performance of a notional value of shares of a stock. The other will be based on the performance of the shares of a stock. Depending on the general state of short term interest rates and the returns on the Fund’s portfolio securities at the time an equity contract for difference swap transaction reaches its scheduled termination date, there is a risk that the Fund will not be able to obtain a replacement transaction or that the terms of the replacement will not be as favorable as on the expiring transaction.

Options. The Fund may purchase or write call or put options on securities or indices for the purpose of increasing the income of the Fund. As a writer of put options, the Fund receives a premium at the outset and then bears the risk of unfavorable changes in the price of the financial instrument underlying the option. The Fund would incur a loss if the price of the underlying financial instrument decreases between the date the option is written and the date on which the option is terminated. The Fund would realize a gain, to the extent of the premium, if the price of the financial instrument increases between those dates.

As a purchaser of put options, the Fund pays a premium for the right to sell to the seller of the put option the underlying security at a specified price. The seller of the put has the obligation to purchase the underlying security upon exercise at the exercise price. If the price of the underlying security declines, the Fund would realize a gain upon sale or exercise. If the price of the underlying security increases or stays the same, the Fund would realize a loss upon sale or at the expiration date, but only to the extent of the premium paid.

If a written call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether there has been a realized gain or loss. If a written put option is exercised, the

GAMCO Natural Resources, Gold & Income Trust

Notes to Schedule of Investments (Unaudited) (Continued)

premium reduces the cost basis of the security. In the case of call options, the exercise prices are referred to as “in-the-money,” “at-the-money,” and “out-of-the-money,” respectively. The Fund may write (a) in-the-money call options when the Adviser expects that the price of the underlying security will remain stable or decline during the option period, (b) at-the-money call options when the Adviser expects that the price of the underlying security will remain stable, decline, or advance moderately during the option period, and (c) out-of-the-money call options when the Adviser expects that the premiums received from writing the call option will be greater than the appreciation in the price of the underlying security above the exercise price. By writing a call option, the Fund limits its opportunity to profit from any increase in the market value of the underlying security above the exercise price of the option. Out-of-the-money, at-the-money, and in-the-money put options (the reverse of call options as to the relation of exercise price to market price) may be utilized in the same market environments that such call options are used in equivalent transactions. Option positions at March 31, 2017 are reflected within the Schedule of Investments.

Limitations on the Purchase and Sale of Futures Contracts, Certain Options, and Swaps. Subject to the guidelines of the Board, the Fund may engage in “commodity interest” transactions (generally, transactions in futures, certain options, certain currency transactions, and certain types of swaps) only for bona fide hedging or other permissible transactions in accordance with the rules and regulations of the Commodity Futures Trading Commission (“CFTC”). Pursuant to amendments by the CFTC to Rule 4.5 under the Commodity Exchange Act (“CEA”), the Adviser has filed a notice of exemption from registration as a “commodity pool operator” with respect to the Fund. The Fund and the Adviser are therefore not subject to registration or regulation as a commodity pool operator under the CEA. In addition, certain trading restrictions are now applicable to the Fund as of January 1, 2013. These trading restrictions permit the Fund to engage in commodity interest transactions that include (i) “bona fide hedging” transactions, as that term is defined and interpreted by the CFTC and its staff, without regard to the percentage of the Fund’s assets committed to margin and options premiums and (ii) non-bona fide hedging transactions, provided that the Fund does not enter into such non-bona fide hedging transactions if, immediately thereafter, either (a) the sum of the amount of initial margin deposits on the Fund’s existing futures positions or swaps positions and option or swaption premiums would exceed 5% of the market value of the Fund’s liquidating value, after taking into account unrealized profits and unrealized losses on any such transactions, or (b) the aggregate net notional value of the Fund’s commodity interest transactions would not exceed 100% of the market value of the Fund’s liquidating value, after taking into account unrealized profits and unrealized losses on any such transactions. Therefore, in order to claim the Rule 4.5 exemption, the Fund is limited in its ability to invest in commodity futures, options, and certain types of swaps (including securities futures, broad based stock index futures, and financial futures contracts). As a result, in the future, the Fund will be more limited in its ability to use these instruments than in the past, and these limitations may have a negative impact on the ability of the Adviser to manage the Fund, and on the Fund’s performance.

Securities Sold Short. The Fund may enter into short sale transactions. Short selling involves selling securities that may or may not be owned and, at times, borrowing the same securities for delivery to the purchaser, with an obligation to replace such borrowed securities at a later date. The proceeds received from short sales are recorded as liabilities and the Fund records an unrealized gain or loss to the extent of the difference between the proceeds received and the value of an open short position on the day of determination. The Fund records a realized gain or loss when the short position is closed out. By entering into a short sale, the Fund bears the

GAMCO Natural Resources, Gold & Income Trust

Notes to Schedule of Investments (Unaudited) (Continued)

market risk of an unfavorable change in the price of the security sold short. Dividends on short sales are recorded as an expense by the Fund on the ex-dividend date and interest expense is recorded on the accrual basis. The broker retains collateral for the value of the open positions, which is adjusted periodically as the value of the position fluctuates. At March 31, 2017, there were no short sales outstanding.

Investments in Other Investment Companies. The Fund may invest, from time to time, in shares of other investment companies (or entities that would be considered investment companies but are excluded from the definition pursuant to certain exceptions under the 1940 Act) (the “Acquired Funds”) in accordance with the 1940 Act and related rules. Shareholders in the Fund would bear the pro rata portion of the periodic expenses of the Acquired Funds in addition to the Fund’s expenses. At March 31, 2017, the Fund’s pro rata portion of the periodic expenses charged by the Acquired Funds was 1 basis point.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Tax Information. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended.

At December 31, 2016, the Fund had net capital loss carryforwards for federal income tax purposes of $105,025,638 which are available to reduce future required distributions of net capital gains to shareholders for an unlimited period. These capital losses will retain their character as long term capital losses.

GAMCO NATURAL RESOURCES, GOLD & INCOME TRUST

One Corporate Center

Rye, NY 10580-1422

Portfolio Management Team Biographies

Caesar M. P. Bryan joined GAMCO Asset Management in 1994. He is a member of the global investment team of Gabelli Funds, LLC and portfolio manager of several funds within the Gabelli/GAMCO Fund Complex. Prior to joining Gabelli, Mr. Bryan was a portfolio manager at Lexington Management. He began his investment career at Samuel Montagu Company, the London based merchant bank. Mr. Bryan graduated from the University of Southampton in England with a Bachelor of Law and is a member of the English Bar.

Vincent Hugonnard-Roche joined GAMCO Investors, Inc. in 2000. He is Director of Quantitative Strategies, head of the Gabelli Risk Management Group, serves as a portfolio manager of Gabelli Funds, LLC, and manages several funds within the Gabelli/GAMCO Fund Complex. He received a Master’s degree in Mathematics of Decision Making from EISITI, France and an MS in Finance from ESSEC, France.

We have separated the portfolio managers’ commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio managers’ commentary is unrestricted. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabeli.com.

The Net Asset Value per share appears in the Publicly Traded Funds column, under the heading “Specialized Equity Funds,” in Monday’s The Wall Street Journal. It is also listed in Barron’s Mutual Funds/Closed End Funds section under the heading “Specialized Equity Funds.”

The Net Asset Value per share may be obtained each day by calling (914) 921-5070 or visiting www.gabelli.com.

The NASDAQ symbol for the Net Asset Value is “XGNTX.”

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that the Fund may from time to time purchase its common shares in the open market when the Fund’s shares are trading at a discount of 10% or more from the net asset value of the shares.

GAMCO NATURAL RESOURCES, GOLD

& INCOME TRUST

One Corporate Center

Rye, NY 10580-1422

t	800-GABELLI (800-422-3554)

f	914-921-5118

e	info@gabelli.com

GABELLI.COM

TRUSTEES

Anthony J. Colavita

President,

Anthony J. Colavita, P.C.

James P. Conn

Former Managing Director &

Chief Investment Officer,

Financial Security Assurance

Holdings Ltd.

Vincent D. Enright

Former Senior Vice President &

Chief Financial Officer,

KeySpan Corp.

Frank J. Fahrenkopf, Jr.

Former President &

Chief Executive Officer,

American Gaming Association

William F. Heitmann

Former Senior Vice President

of Finance,

Verizon Communications, Inc.

Michael J. Melarkey

Of Counsel,

McDonald Carano Wilson LLP

Kuni Nakamura

President,

Advanced Polymer, Inc.

Anthonie C. van Ekris

Chairman,

BALMAC International, Inc.

Salvatore J. Zizza

Chairman,

Zizza & Associates Corp.

OFFICERS

Bruce N. Alpert

President

Andrea R. Mango

Secretary & Vice President

Agnes Mullady

Treasurer

Richard J. Walz

Chief Compliance Officer

Carter W. Austin

Vice President

Molly A.F. Marion

Vice President & Ombudsman

David I. Schachter

Vice President & Ombudsman

INVESTMENT ADVISER

Gabelli Funds, LLC

One Corporate Center

Rye, New York 10580-1422

CUSTODIAN

The Bank of New York Mellon

COUNSEL

Skadden, Arps, Slate, Meagher &

Flom LLP

TRANSFER AGENT AND REGISTRAR

American Stock Transfer and

Trust Company

GNT Q1/2017

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	GAMCO Natural Resources, Gold & Income Trust

By (Signature and Title)*	/s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date	5/25/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date	5/25/2017

By (Signature and Title)*	/s/ Agnes Mullady
Agnes Mullady, Principal Financial Officer and Treasurer

Date	5/25/2017

* Print the name and title of each signing officer under his or her signature.